INCOME TAXES - Net Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities:
Accrued vacation	$ 33,000	$ 21,000
Inventories reserve	17,000	42,000
Allowance for doubtful accounts	2,000	3,000
Allowance for sales returns	10,000	10,000
Research and development credit carryforward	285,000	245,000
Accrued self-insured medical		3,000
Property and equipment	(257,000)	(295,000)
Patents	(50,000)	(53,000)
Net operating loss	411,000	230,000
Other	17,000	8,000
Valuation allowance	(468,000)	(214,000)
Net deferred tax liabilities